Long-Term Debt	12 Months Ended
Dec. 25, 2021
Debt Disclosure [Abstract]
Long-Term Debt

9.  Long-Term Debt

The following table summarizes the Company’s debt:

	December 25, 2021	December 26, 2020
Revolving loans	$93,000	$72,000
Senior Term Loan, due 2025	—	1,037,044
Senior Term Loan, due 2028	851,000	—
6.375% Senior Notes, due 2022	—	330,000
11.6% Junior Subordinated Debentures - Preferred	—	105,443
Junior Subordinated Debentures - Common	—	3,261
Finance leases & other obligations	1,782	2,044
	945,782	1,549,792
Unamortized premium on 11.6% Junior Subordinated Debentures	—	14,591
Unamortized discount on Senior Term Loan	(5,948)	(6,532)
Current portion of long term debt and capital leases	(11,404)	(11,481)
Deferred financing fees	(21,899)	(10,862)
Total long term debt, net	$906,531	$1,535,508

Revolving Loans and Term Loans

As of December 25, 2021, the ABL Revolver had an outstanding amount of $93,000 and outstanding letters of credit of $32,908. The Company has $124,092 of available borrowings under the revolving credit facility as a source of liquidity as of December 25, 2021.

On April 16, 2021, the Company acquired Oz Post International, LLC ("OZCO"). The Company entered into an amendment ("OZCO Amendment") to the term loan credit agreement dated May 31, 2018 (the "2018 Term Loan"), which provided $35,000 of incremental term loan funds to be used to finance the acquisition. See Note 6 - Acquisitions for additional information regarding the OZCO acquisition.

In connection with the Closing as described in Note 1 - Basis of Presentation, the Company entered into a new credit agreement (the “Term Credit Agreement”), which provided for a new funded term loan facility of $835,000 and a delayed draw term loan facility of $200,000 (of which $16,000 was drawn). The Company also entered into an amendment to their existing Asset-Based Revolving Credit Agreement (the “ABL Amendment”) extending the maturity and conformed certain provisions to the Term Credit Agreement. The proceeds of the funded term loans under the Term Credit Agreement and revolving credit loans under the ABL Credit Agreement were used, together with other available cash, to (1) refinance in full all outstanding term loans and to terminate all outstanding commitments under the credit agreement, dated as of May 31, 2018 ("2018 Term Loan" including the OZCO Amendment), (2) refinance outstanding revolving credit loans, and (3) redeem in full the senior notes due July 15, 2022 (the“6.375% Senior Notes”). Additionally, the Company fully redeemed the 11.6% Junior Subordinated Debentures.

The interest rate on the Term Credit Agreement is, at the discretion of the Company, either the adjusted London Interbank Offered Rate ("LIBOR") rate plus a margin varying from 2.50% and 2.75% and per annum or an alternate base rate plus a margin varying from 1.50% to 1.75% per annum. The Term Credit Agreement is payable in installments equal 0.25% of the original principal amount and delayed draw with a balloon payment due on the maturity date of July 14, 2028. The term loans and other amounts outstanding under the Term Credit Agreement are guaranteed by the Company's wholly-owned domestic subsidiaries and are secured by substantially all of the Borrower’s and the Guarantors' assets. The delayed draw term loan facility under the Term Credit Agreement may be used to finance permitted acquisitions and similar investments and to replenish cash and repay revolving credit loans previously used for permitted acquisitions.

Portions of the ABL Revolver are separately available for borrowing by the Company's United States subsidiary and Canadian subsidiary for $200,000 and $50,000, respectively. The interest rate for the ABL Revolver is, at the discretion of the Company, either adjusted LIBOR (or a Canadian banker’s acceptance rate in the case of Canadian Dollar loans) plus a margin varying from 1.25% to

1.75% per annum based on availability or an alternate base rate (or a Canadian prime rate or alternate base rate in the case of Canadian Dollar loans) plus a margin varying from 0.25% to 0.75% per annum based on availability. The stated maturity date of the revolving credit commitments under the ABL Credit Agreement is May 31, 2026. The loans and other amounts outstanding under the ABL Credit Agreement and related documents are guaranteed by Holdings and, subject to certain exceptions, the Borrower’s wholly-owned domestic subsidiaries and are secured by substantially all of the Borrower’s and the guarantors’ assets plus, solely in the case of the Canadian Borrower, its and its wholly-owned Canadian subsidiary’s assets, which has guaranteed by the Canadian portion under the ABL Credit Agreement.

In connection with the Term Credit Agreement, the Company recorded $23,432 in deferred financing fees and $6,380 in discount which are recorded as long term debt on the Consolidated Balance Sheet. In connection with the ABL Amendment, the Company recorded $3,035 in deferred financing fees which are recorded as other non-current assets on the Consolidated Balance Sheet.

Additionally, the Company recorded a loss (gain) on extinguishment of debt for each debt instrument included in the refinancing as detailed below. The Company amended it's interest rate swaps in connection with the refinancing, see Note 15 - Derivatives and Hedging for additional details.

Loss (gain) on
extinguishment of debt
Term Credit Agreement	$20,243
ABL Revolver	288
6.375% Senior Notes, due 2022	1,083
11.6% Junior Subordinated Debentures	(13,603)
Interest rate swaps	59
Total	$8,070

Additional information with respect to the fair value of the Company’s fixed rate Senior Notes and Junior Subordinated Debentures is included in Note 16 - Fair Value Measurements.

The interest rate on the 2018 Term Loan was, at the discretion of the Company, either the adjusted LIBOR rate plus 4.00% per annum for LIBOR loans or an alternate base rate plus 3.00% per annum. The 2018 Term Loan was payable in fixed installments of approximately $2,652 per quarter, with a balloon payment scheduled on the loan's maturity date of May 31, 2025.

6.375% Senior Notes, due 2022

On June 30, 2014, Hillman Group issued $330,000 aggregate principal amount of its senior notes due July 15, 2022 (the “6.375% Senior Notes”), which are guaranteed by The Hillman Solutions Corp. and its domestic subsidiaries other than the Hillman Group Capital Trust. Hillman Group pays interest on the 6.375% Senior Notes semi-annually on January 15 and July 15 of each fiscal year. The 6.375% senior notes were fully redeemed in 2021 in connection with the refinancing discussed above.

Guaranteed Preferred Beneficial Interest in the Company’s Junior Subordinated Debentures

In September 1997, The Hillman Group Capital Trust (“Trust”), a Grantor trust, completed a $105,443 underwritten public offering of 4,217,724 Trust Preferred Securities (“TOPrS”). The Trust invested the proceeds from the sale of the preferred securities in an equal principal amount of 11.6% Junior Subordinated Debentures of Hillman due September 30, 2027.

The Company paid interest to the Trust on the Junior Subordinated Debentures underlying the TOPrS at the rate of 11.6% per annum on their face amount of $105,443, or $12,231 per annum in the aggregate. The Trust distributed monthly cash payments it received from the Company as interest on the debentures to preferred security holders at an annual rate of 11.6% on the liquidation amount of $25.00 per preferred security. Pursuant to the Indenture that governed the TOPrS, the Trust was able to defer distribution payments to holders of the TOPrS for a period that could not exceed 60 months (the “Deferral Period”). During a Deferral Period, the Company was required to accrue the full amount of all interest payable, and such deferred interest payable became immediately payable by the Company at the end of the Deferral Period. During fiscal year 2020, the Company elected to defer interest payments to the bondholders during April 2020 through July 2020. The additional interest incurred as a result of the deferral was immaterial.

Interest paid to the bondholders at the end of the Deferral Period was paid in full. There were no interest deferrals during fiscal 2021 or 2020.

In connection with the public offering of TOPrS, the Trust issued $3,261 of trust common securities to the Company. The Trust invested the proceeds from the sale of the trust common securities in an equal principal amount of 11.6% Junior Subordinated Debentures of Hillman due September 30, 2027. The Trust distributed monthly cash payments it received from the Company as interest on the debentures to the Company at an annual rate of 11.6% on the liquidation amount of the common security.

The Trust Preferred Securities were fully redeemed in 2021 in connection with the refinancing discussed above.

The aggregate minimum principal maturities of the long-term debt obligations for each of the five years following December 25, 2021 are as follows:

Year	Amount
2022	$10,638
2023	8,510
2024	8,510
2025	8,510
2026	8,510
Thereafter	806,322
$851,000

Note that future finance lease payments were excluded from the maturity schedule above. Refer to Note 10 - Leases.

Additional information with respect to the Company's fixed rate Senior Notes and Junior Subordinated Debentures is included in Note 16 - Fair Value Measurements